FINANCIAL ASSETS AT AMORTISED COST - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	£ 4,042
Impact of transfers between stages	914	£ (67)	£ 1,469
Other items	0	(4)	10
Ending balance allowance for expected credit losses	4,903	4,042
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	1
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	200	459
Exchange and other adjustments		(2)
Impact of transfers between stages	65	(55)
Other items	57	(202)
Charge to the income statement		(257)
Credit to the income statement	122
Ending balance allowance for expected credit losses	323	200	459
Stage 1 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 2 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	65	(55)
Stage 1 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	1
Stage 1 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	109	212
Exchange and other adjustments		(1)
Impact of transfers between stages	(6)	(69)
Other items	30	(102)
Charge to the income statement		(102)
Credit to the income statement	24
Ending balance allowance for expected credit losses	134	109	212
Stage 1 £m | Stage 1 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	19	78
Stage 1 £m | Stage 2 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(9)	(8)
Stage 1 £m | Stage 3 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(1)	(1)
Stage 1 £m | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(15)	0
Stage 2 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0
Stage 2 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	86	234
Exchange and other adjustments		(2)
Impact of transfers between stages	70	18
Other items	29	(88)
Charge to the income statement		(146)
Credit to the income statement	99
Ending balance allowance for expected credit losses	185	86	234
Stage 2 £m | Stage 1 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(19)	(78)
Stage 2 £m | Stage 2 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	10	8
Stage 2 £m | Stage 3 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(2)	(6)
Stage 2 £m | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	81	(58)
Stage 3 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0
Stage 3 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	5	13
Exchange and other adjustments		1
Impact of transfers between stages	1	(4)
Other items	(2)	(12)
Charge to the income statement	(1)	(9)
Ending balance allowance for expected credit losses	4	5	13
Stage 3 £m | Stage 1 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 £m | Stage 2 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(1)	0
Stage 3 £m | Stage 3 £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	3	7
Stage 3 £m | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(1)	3
POCI £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
POCI £m | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	0	0
Other items	0	0
Charge to the income statement		0
Credit to the income statement	0
Ending balance allowance for expected credit losses	£ 0	£ 0	£ 0